STATEMENTS OF OPERATIONS (USD $)	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2011		Jun. 30, 2010		Dec. 31, 2010		Dec. 31, 2009
REVENUE
REVENUE, NET	$ 9,128		$ 13,717		$ 27,828		$ 32,203		$ 51,199		$ 58,301
OPERATING EXPENSES
Consulting	15,625		17,500		41,000		34,500		62,990		159,598
Collection agency fees	2,503		7,969		8,409		18,611		30,496		47,279
Professional fees	10,060		1,725		25,029		1,955		15,971		16,968
Impairment loss	0		4,038		3,477		8,567		13,164		98,091
Telephone									4,423		8,151
Depreciation	241		241		482		482		964		4,166
Computer and network									614		3,256
Bank fees									284		464
Office supplies									171		1,543
Business licenses and permits									75		1,342
Miscellaneous									33		2,852
Rent									0		31,357
Printing and reproduction									0		4,198
Parking									0		3,118
Other operating expenses	1,766		2,320		3,072		4,220
TOTAL OPERATING EXPENSES	30,195		33,793		81,469		68,335		129,185		382,383
LOSS FROM OPERATIONS	(21,067)		(20,076)		(53,641)		(36,132)		(77,986)		(324,082)
OTHER INCOME (EXPENSE)
Loss on disposal of property and equipment									0		(6,053)
Interest income	0		2,133		2,124		3,912		9,386		4,765
Other income (expense)	35		18		12		1,868
TOTAL OTHER INCOME (EXPENSE)	35		2,151		2,136		5,780		9,386		(1,288)
LOSS BEFORE PROVISION FOR INCOME TAXES	(21,032)		(17,925)		(51,505)		(30,352)		(68,600)		(325,370)
PROVISION FOR INCOME TAXES	0		800		800		800		800		800
NET LOSS	$ 21,032		$ 18,725		$ (52,305)		$ (31,152)		$ (69,400)		$ (326,170)
Net loss per share	$ 0.00		$ 0.00		$ 0.01		$ 0.01		$ (0.02)		$ (0.07)
Weighted average shares outstanding (basic and diluted)	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]	4,534,870	[1]

[1]	* The number of shares outstanding at June 30, 2011, December 31, 2010 and 2009, reflects the effects of the Company's reorganization, via merger, into a Delaware corporation on July 15, 2011.